Leases - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 NZD ($)
Lessee, Lease, Description [Line Items]
Impairment of operating lease Right of use assets	$ 48,500
Total expected rent payments over the lease term	257,583
Twelve Year Lease [Member] | Building [Member] | Two Degrees Member [Member]
Lessee, Lease, Description [Line Items]
Total expected rent payments over the lease term	46,000	$ 68.0
Twenty Year Lease [Member] | Data Center Lease [Member] | Two Degrees Member [Member]
Lessee, Lease, Description [Line Items]
Total expected rent payments over the lease term	$ 11,300	$ 16.6